Earnings per share	12 Months Ended
Sep. 30, 2022
Earnings per share
Earnings per share

8.    Earnings per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) attributable to shareholders by the weighted average number of ordinary shares in issue during the period.

Diluted earnings per share is computed similar to basic earnings per share, except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if potential ordinary shares had been issued if such additional ordinary shares were dilutive. The share options and RSUs are dilutive and therefore have been included in the calculation for diluted earnings per share.

		Weighted
		average
		number of	Per share
Basic EPS	Earnings	shares	amount
	$		$
2022	65,075,506	121,161,250	0.5371
2021	(271,729,101)	68,326,365	(3.9769)
2020	(568,319)	59,260,796	(0.0096)

Diluted EPS

2022	65,075,506	121,929,892	0.5337

The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options and RSUs was based on quoted market prices for the year during which the options were outstanding.

Prior to the reverse recapitalisation, the EPS of the combined company is presented on the basis of Arqit Limited shares outstanding, adjusted using the share exchange ratio of 46.06.